Offerings	Feb. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2033
Maximum Aggregate Offering Price	$ 1,246,237,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,105.40
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2038
Maximum Aggregate Offering Price	$ 1,247,912,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,336.72
Offering Note